Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Summary of Decommissioning Provision

	2021	2020
Decommissioning Liabilities, Beginning of Year	1,248	1,235
Acquisitions (Note 5)	2,856	—
Liabilities Incurred	30	14
Liabilities Settled	(144)	(42)
Liabilities Disposed	(140)	(2)
Transfers to Liabilities Related to Assets Held for Sale (Note 16)	(128)	—
Change in Estimated Future Cash Flows	(472)	13
Change in Discount Rates	450	(28)
Unwinding of Discount on Decommissioning Liabilities (Note 7)	199	57
Foreign Currency Translation	7	1
Decommissioning Liabilities, End of Year	3,906	1,248

Description Of Major Assumptions Made Concerning Future Events Other Provisions Explanatory
Changes to the credit-adjusted risk-free rate or the inflation rate would have the following impact on the decommissioning liabilities:

	Sensitivity	2021		2020
As at December 31,	Range	Increase	Decrease	Increase	Decrease
Credit-Adjusted Risk Free Rate	± one percent	(623)	875	(228)	313
Inflation Rate	± one percent	873	(625)	321	(235)